Earnings Per Share ("EPS") - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net loss from continuing operations	$ (68,931)	$ (182,266)	$ (80,561)
Less: Net loss attributable to noncontrolling interests	(2,459)	(2,232)	(312)
Net loss from continuing operations attributable to common shareholders	(66,472)	(180,034)	(80,249)
Net income from discontinued operation	48,410	25,431	26,342
Net loss attributable to common shareholders	$ (18,062)	$ (154,603)	$ (53,907)
Denominator
Weighted-average shares outstanding - basic	192,997	117,868	117,840
Weighted-average shares outstanding - diluted	192,997	117,868	117,840
Basic income (loss) per share attributable to common shareholders:
Continuing operations	$ (0.34)	$ (1.53)	$ (0.68)
Discontinued operations	0.25	0.22	0.22
Net loss	(0.09)	(1.31)	(0.46)
Diluted income (loss) per share attributable to common shareholders:
Continuing operations	(0.34)	(1.53)	(0.68)
Discontinued operations	0.25	0.22	0.22
Net loss	$ (0.09)	$ (1.31)	$ (0.46)
Stock Options
Denominator
Weighted-average shares outstanding - diluted	0	0	0
RSUs
Denominator
Weighted-average shares outstanding - diluted	0	0	0
TEUs
Denominator
Weighted-average shares outstanding - diluted	0	0	0